UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value
Argentina — 0.5%
Petrobras Argentina ADR	73,025	$1,931,511
Telecom Argentina ADR	113,725	2,936,380

		4,867,891

Brazil — 9.2%
Banco Bradesco ADR	800,618	15,147,693
Banco do Brasil	782,800	13,975,720
Brasil Telecom ADR	25,785	603,627
Cia de Bebidas das Americas ADR	625,052	16,688,889
Cia de Saneamento Basico do Estado de Sao Paulo ADR	32,569	1,614,445
Cia de Saneamento Basico do Estado de Sao Paulo	257,721	6,308,127
Cosan	43,483	564,409
Embratel Participacoes	794	4
Light	116,400	1,826,060
LPS Brasil Consultoria de Imoveis	16,800	363,837
Obrascon Huarte Lain Brasil	29,100	1,009,745
Petroleo Brasileiro ADR	366,402	13,457,946
Seara Alimentos *(A)	911	3
Tim Participacoes *	1	4
Vale ADR	202,373	7,048,652
Vivo Participacoes ADR	228,213	7,768,371

		86,377,532

Chile — 1.6%
Banco Santander Chile ADR	103,590	8,792,719
Enersis ADR	326,191	6,771,725

		15,564,444

China — 6.5%
Bank of China	4,936,000	2,564,040
China Construction Bank	1,831,000	1,608,695
China Petroleum & Chemical	17,000,000	18,729,959
China Shenhua Energy	327,000	1,327,444
China Sports International *	670,000	60,266
China Telecom	16,150,000	9,611,369
Dongfeng Motor Group	3,950,000	6,971,244
First Tractor	50,000	47,457
Great Wall Motor	286,250	450,857
Harbin Power Equipment	794,000	999,043
Industrial & Commercial Bank of China	15,412,000	11,465,203
Jiangling Motors	67,800	186,618
Luthai Textile	310,300	306,854
PetroChina	786,000	1,090,799
PICC Property & Casualty *	2,398,000	2,998,807
Qingling Motors	918,000	266,100

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
China — continued
Shanda Games ADR *	31,133	$185,864
Shanghai Friendship Group	327,270	706,903
Sinopec Shanghai Petrochemical	426,000	258,990
Tsann Kuen China Enterprise *	501,700	136,419
Weiqiao Textile	1,169,500	1,090,509

		61,063,440

Czech Republic — 0.4%
Komercni Banka	17,629	4,215,261
Pegas Nonwovens	5,000	126,608

		4,341,869

Egypt — 0.4%
Alexandria Mineral Oils	24,485	205,206
Commercial International Bank Egypt SAE	223,642	1,386,764
Ezz Steel *	408,960	1,112,679
Sidi Kerir Petrochemcials	64,030	139,593
Talaat Moustafa Group *	508,978	567,544
Telecom Egypt	282,406	769,073

		4,180,859

Hong Kong — 3.1%
China Mobile	2,563,000	25,180,951
CNOOC	1,420,000	3,132,647
TPV Technology	1,172,000	738,081

		29,051,679

Hungary — 0.2%
OTP Bank	65,783	1,838,132

India — 10.8%
Aditya Birla Nuvo	22,174	363,232
Allahabad Bank	475,087	2,100,030
Andhra Bank	757,502	2,309,720
Apollo Tyres	2,011,899	2,249,110
Arvind *	566,779	795,099
Ashok Leyland	181,428	233,519
Balrampur Chini Mills *	318,154	490,429
Bank of Baroda	530,557	10,072,474
Bank of India	229,894	2,204,071
Canara Bank	565,211	7,440,300
Central Bank of India	508,543	1,911,478
Dena Bank	727,830	1,664,633
Gitanjali Gems	181,367	793,778
Grasim Industries	26,168	1,303,401
Gujarat State Fertilisers & Chemicals	51,767	383,392
Hindalco Industries	1,771,555	8,882,917
Hindustan Petroleum	310,564	2,435,012

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
India — continued
IDBI Bank	1,205,227	$3,730,151
Indian Bank	396,690	1,822,782
Indian Overseas Bank	649,387	1,844,656
Jammu & Kashmir Bank	9,254	148,670
JBF Industries	382,930	1,417,175
Jet Airways India	58,744	710,700
MRF	1,146	151,612
NIIT Technologies	156,447	678,905
Oil & Natural Gas	330,957	8,510,942
Oriental Bank of Commerce	431,475	3,111,707
Patni Computer Systems	57,852	591,467
PSL	44,217	76,076
Punjab National Bank	447,395	10,788,764
Raymond *	36,543	253,288
Sasken Communications Technologies	470,374	1,594,444
Sesa Goa *	80,100	570,319
SRF	177,925	1,278,885
State Bank of India	17,738	1,023,382
Syndicate Bank	287,488	669,132
Tata Chemicals	94,441	723,464
Tata Motors	355,194	8,895,749
Tata Steel	138,782	1,938,403
Uflex	144,372	489,383
Union Bank of India	378,329	2,726,777
Uttam Galva Steels *	726	1,849
Vijaya Bank	1,334,547	2,641,412
Welspun	31,213	103,248

		102,125,937

Indonesia — 0.6%
Bank Negara Indonesia Persero	5,880,000	2,096,981
Charoen Pokphand Indonesia	3,965,000	653,306
Citra Marga Nusaphala Persada	1,357,000	181,574
Gajah Tunggal	5,603,000	1,409,579
Indofood Sukses Makmur	2,932,500	1,524,135
Jasa Marga	389,500	129,216

		5,994,791

Israel — 0.0%
IDB Holding	4,799	155,232

Malaysia — 1.4%
Axiata Group *	1,519,800	2,384,000
Boustead Heavy Industries	76,000	99,346
DRB-Hicom	466,100	289,409
KUB Malaysia	603,700	151,912

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Malaysia — continued
Kulim Malaysia	104,100	$442,255
Land & General *	3,276,100	513,898
Malayan Banking	645,700	1,835,814
Malaysia Building Society	469,900	230,343
Proton Holdings	803,100	1,107,543
RHB Capital	172,900	477,452
Telekom Malaysia	4,284,700	5,194,849

		12,726,821

Mexico — 4.0%
Alfa, Ser A	408,200	4,448,225
Alsea	200,200	226,993
America Movil, Ser L	2,558,200	7,298,897
Bio Pappel *	169,500	162,973
Coca-Cola Femsa	25,000	198,421
Coca-Cola Femsa ADR	55,914	4,427,270
Gruma *	79,800	173,327
Grupo Aeroportuario del Pacifico ADR	39,055	1,529,003
Grupo Aeroportuario del Pacifico, Cl B	307,051	1,204,201
Grupo Aeroportuario del Sureste, Cl B	37,200	194,206
Grupo Mexico, Ser B	184,100	723,071
Industrias Penoles	24,075	802,037
Telefonos de Mexico ADR	765,763	13,255,357
Telefonos de Mexico, Ser L	3,090,400	2,678,330

		37,322,311

Pakistan — 0.4%
Attock Refinery *	733,900	1,135,144
Bank Alfalah	904,800	121,239
Bank of Punjab *	1,350,437	138,515
DG Khan Cement *	1,948,800	672,746
National Bank of Pakistan	238,875	214,792
National Refinery	82,197	297,705
Nishat Mills	763,000	590,434
Pakistan Telecommunication	3,784,181	821,821

		3,992,396

Philippines — 0.2%
DMCI Holdings	428,100	326,738
First Gen *	814,700	211,874
JG Summit Holdings	376,500	161,771
Lopez Holdings *	1,258,900	138,929
Metropolitan Bank & Trust	252,050	369,924
Philippine National Bank *	401,780	448,845
Universal Robina	392,100	309,459

		1,967,540

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Poland — 3.1%
Grupa Lotos *	40,664	$583,968
KGHM Polska Miedz	194,467	11,387,463
Polski Koncern Naftowy Orlen	792,877	13,166,771
Polskie Gornictwo Naftowe i Gazownictwo	191,568	242,761
Tauron Polska Energia *	971,564	2,130,920
Telekomunikacja Polska	199,665	1,167,794

		28,679,677

Russia — 4.2%
LUKOIL ADR	316,173	19,349,788
OAO Gazprom ADR	453,998	12,012,787
Surgutneftegas ADR	754,775	8,385,550

		39,748,125

Singapore — 1.0%
China Yuchai International	49,737	1,412,531
Yangzijiang Shipbuilding Holdings	5,474,000	7,963,739

		9,376,270

South Africa — 4.4%
Aveng	551,494	2,918,193
DataTec	54,703	267,302
Gold Fields ADR	743,108	11,793,124
Group	383,261	6,560,861
Imperial Holdings	314,720	4,821,192
Investec	306,239	2,304,507
Liberty Holdings	51,473	516,650
Mittal Steel South Africa	279,203	3,186,362
Mr Price Group	41,501	328,418
Sappi	278,280	1,404,336
Telkom	670,419	3,282,489
Wilson Bayly Holmes-Ovcon	23,892	408,996
Woolworths Holdings	989,854	3,237,428

		41,029,858

South Korea — 20.9%
AtlasBX *	262,941	6,507,452
CJ	61,612	4,156,092
Daesang *	540	3,556
Daou Data *	44,716	124,849
Dongwoo *	33,525	141,978
Ecoplastic *	228,571	583,042
Global & Yuasa Battery *	15,790	507,876
GS Home Shopping	5,846	695,200
Halim *	42,625	165,092
Hana Financial Group	311,500	12,357,025
Hanil E-Wha *	199,070	1,106,290
Hankook Tire	64,580	1,595,387

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
South Korea — continued
Hansol Paper *	41,820	$357,950
Hanwha *	257,230	13,122,924
Hanwha Chemical *	184,350	6,662,459
Hite Holdings *	14,760	226,823
Honam Petrochemical	36,669	11,827,124
Husteel *	22,760	366,031
Hyundai DSF *	11,420	108,665
Hyundai Motor	96,941	15,503,631
In the F *	76,100	60,853
Inzi Controls *	5,490	26,389
IS Dongseo *	14,540	246,826
IsuPetasys *	219,500	747,193
Kia Motors	280,218	13,694,818
Kolon	25,730	701,153
Korea Exchange Bank	19,170	179,839
KP Chemical *	137,740	3,519,646
Kyeryong Construction Industrial *	18,032	286,772
LG	168,526	12,828,604
LG Display	235,160	8,015,505
LG Electronics	145,067	15,164,475
ON*Media *	220,990	1,006,968
Pacific *	1,322	222,056
Samsung Electronics	48,722	42,703,848
SK Holdings	88,292	13,094,905
Sungwoo Hitech *	1,136	16,443
Taekwang Industrial	160	197,704
TS *	11,184	479,635
Woori Finance Holdings	441,380	5,599,818
Youngone *	66,548	746,194
Youngone Holdings *	21,582	689,351

		196,348,441

Taiwan — 16.8%
Altek	352,987	533,296
Asia Polymer	485,200	830,627
Asustek Computer	456,800	4,098,161
AU Optronics	9,572,000	9,357,293
Chang Hwa Commercial Bank	1,485,000	1,259,303
Cheng Loong	2,167,000	1,071,332
China Life Insurance	6,671,614	6,965,084
China Manmade Fibers *	1,166,000	635,613
China Metal Products	349,249	386,679
China Motor	1,870,000	1,766,576
China Petrochemical Development *	285,000	322,528
Chin-Poon Industrial	568,000	495,011
Chun Yuan Steel	589,000	312,527

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Chung Hung Steel	484,263	$293,276
Chunghwa Telecom	97,600	298,614
CMC Magnetics *	1,006,000	274,993
Compal Electronics	6,753,169	8,912,048
Coretronic	1,970,000	3,336,426
CSBC Taiwan	420,000	393,921
E.Sun Financial Holding	143,488	97,598
Elitegroup Computer Systems	1,377,000	567,772
Eva Airways *	3,534,000	4,084,427
Evergreen Marine Taiwan	1,562,000	1,634,509
Farglory Land Development	406,000	1,006,869
Feng TAY Enterprise	99,640	110,831
First Financial Holding	1,179,000	1,079,117
Formosa Chemicals & Fibre	478,000	1,739,183
Formosa Taffeta	387,000	384,625
FSP Technology	215,211	284,828
Fubon Financial Holding	11,586,460	16,098,289
Gigabyte Technology	171,000	188,941
GigaMedia *	205,257	250,414
Gintech Energy	311,000	981,313
GMI Technology	171,074	96,618
Grand Pacific Petrochemical	680,000	499,363
Hai Kwang Enterprise	303,571	183,198
Hannstar Board	490,592	344,581
Ho Tung Chemical *	69,440	39,320
Hua Nan Financial Holdings	231,000	187,267
Huaku Construction	100,479	328,666
Hwacom Systems	156,999	80,988
Inventec	3,711,820	2,169,379
Inventec Appliances	1,647,900	1,472,932
Jean *	482,000	196,742
Kenda Rubber Industrial	522,610	553,024
King Yuan Electronics	2,127,000	1,327,406
L&K Engineering	99,000	115,552
Leader Electronics	173,249	121,312
Lingsen Precision Industries	370,000	321,668
LITE-ON IT	1,739,653	1,974,938
Lite-On Technology	5,728,929	7,772,268
Long Bon International	365,000	158,504
Macronix International	8,386,351	6,463,358
Mega Financial Holding	2,948,000	2,386,252
Mercuries & Associates	174,300	136,494
New Asia Construction & Development *	584,000	277,171
Nien Hsing Textile	393,448	330,515
Pegatron *	1,319,343	1,811,368

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Pou Chen	7,282,270	$6,905,978
Powerchip Technology	9,848,000	2,349,008
P-Two Industries	49,000	67,408
Quanta Storage	218,000	236,804
Radiant Opto-Electronics	978,570	2,131,014
Sanyang Industry	978,000	594,148
Shihlin Electric & Engineering	261,000	345,712
Shin Kong Financial Holding	4,554,000	2,298,385
Sigurd Microelectronics	300,000	297,867
Sinon	291,420	142,476
SinoPac Financial Holdings	1,538,000	742,894
Taishin Financial Holding	4,733,297	2,734,690
Taiwan Business Bank *	1,531,400	708,261
Taiwan Cooperative Bank	1,286,500	1,090,635
Taiwan Life Insurance	424,936	489,622
Taiwan Pulp & Paper *	599,000	358,314
Taiwan Union Technology	9,000	5,092
Teco Electric and Machinery	2,144,000	1,336,945
Ton Yi Industrial	265,000	144,495
Tsann Kuen Enterprise	426,139	880,816
TYC Brother Industrial	172,216	110,716
United Microelectronics	25,149,000	15,466,228
USI	3,515,880	4,624,235
Vanguard International Semiconductor	12,000	6,865
Ve Wong	133,044	110,774
Walsin Technology	393,000	273,148
Wan Hai Lines	231,000	192,638
Winbond Electronics *	5,906,000	2,179,245
Wistron	3,247,897	6,340,413
Yageo	2,255,000	1,177,604
Yang Ming Marine Transport	3,792,000	3,812,618

		157,555,956

Thailand — 3.4%
Advanced Info Service	70,200	181,924
Bangkok Bank	946,500	4,568,465
Bank of Ayudhya	633,100	504,511
Charoen Pokphand Foods	8,448,000	5,993,236
Electricity Generating	419,200	1,446,220
Kiatnakin Bank	715,800	788,377
Krung Thai Bank	7,009,700	3,587,731
Krung Thai Bank	972,300	497,646
Lanna Resources	234,800	171,137
Padaeng Industry	182,800	130,275
Property Perfect	4,056,200	528,213
Sahaviriya Steel Industries	9,862,600	408,945

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Thailand — continued
Siam Commercial Bank	788,100	$2,399,786
STP & I	298,714	241,913
Thai Airways International	2,800,200	3,401,603
Thai Airways International	832,400	1,011,176
Thanachart Capital	3,543,000	3,471,842
Total Access Communication	404,200	527,018
TPI Polene	5,195,500	1,817,668
True *	947,500	199,506

		31,877,192

Turkey — 3.9%
Arcelik	1,600,097	8,324,377
Aygaz	305,497	1,654,116
Eczacibasi Yatirim Holding Ortakligi	502,093	1,616,119
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	590,480	887,690
Ford Otomotiv Sanayi	23,081	191,490
Haci Omer Sabanci Holding	1,531,185	6,514,055
Ipek Matbacilik Sanayi Ve Ticaret *	178,231	371,338
Is Yatirim Menkul Degerler	138,502	240,182
Koza Anadolu Metal Madencilik Isletmeleri *	608,259	1,642,918
Menderes Tekstil Sanayi ve Ticaret *	305,732	131,592
Pinar Entegre Et ve Un Sanayi	43,360	181,219
Turk Hava Yollari *	1,967,582	6,357,729
Turk Sise ve Cam Fabrikalari *	3,866,187	7,982,708
Turk Traktor ve Ziraat Makineleri	24,707	393,006
Vestel Elektronik Sanayi ve Ticaret *	167,025	252,137

		36,740,676

TOTAL COMMON STOCK (Cost $708,923,988)		912,927,069

PREFERRED STOCK — 2.0%

Brazil — 2.0%
Banco do Estado do Rio Grande do Sul	18,600	182,998
Brasil Telecom	85,001	660,365
Centrais Eletricas Brasileiras	467,500	7,558,417
Centrais Eletricas de Santa Catarina, Ser B	24,974	584,310
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	38
Cia Energetica do Ceara	8,800	154,418
Confab Industrial	320,783	1,112,319
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	5,628,102
Embratel Participacoes	60	1
Lojas Americanas	3	24
San Carlos Empreendimentos e Participacoes *(A)	455	—
Telecomunicacoes de Sao Paulo	11,600	281,562

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
PREFERRED STOCK — continued

	Shares	Value
Brazil — continued
Telegraph Norte Leste Participacoes	23,100	$368,347
Tractebel Energia, Ser B * (A)	1	—
Universo Online	12,550	109,170
Vale, Cl A	46,800	1,431,599

		18,071,670

TOTAL PREFERRED STOCK (Cost $15,160,427)		18,071,670

RIGHT* — 0.0%

Thailand — 0.0%
Sahaviriya Steel Industries, Expires 02/24/11	1,972,520	5,112

TOTAL RIGHT (Cost $—)		5,112

SHORT-TERM INVESTMENT — 0.4%

Union Bank N.A. Diversified Money Market Fund, Fiduciary Shares, 0.130% (B) (Cost $4,085,245)	4,085,245	4,085,245

TOTAL INVESTMENTS— 99.4% (Cost $728,169,660) †		$935,089,096

Percentages are based on Net Assets of $940,801,568.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2011, was $3 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR —	American Depositary Receipt

Cl —	Class

Ser —	Series

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At January 31, 2011, the tax basis cost of the Portfolio’s investments was $728,169,660, and the unrealized appreciation and depreciation were $ 231,422,235 and $(24,502,799), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
The summary of inputs used to value the Portfolio’s net assets as of January 31, 2011 was as follows:

Investments
in Securities	Level 1	Level 2		Level 3	Total
Common Stock

Argentina	$4,867,891	$—		$—	$4,867,891
Brazil	86,377,529	—		3	86,377,532
Chile	15,564,444	—		—	15,564,444
China	61,063,440	—		—	61,063,440
Czech Republic	4,341,869	—		—	4,341,869
Egypt	1,317,884	2,862,975	†	—	4,180,859
Hong Kong	29,051,679	—		—	29,051,679
Hungary	1,838,132	—		—	1,838,132
India	102,125,937	—		—	102,125,937
Indonesia	5,994,791	—		—	5,994,791
Israel	155,232	—		—	155,232
Malaysia	12,726,821	—		—	12,726,821
Mexico	37,322,311	—		—	37,322,311
Pakistan	3,992,396	—		—	3,992,396
Philippines	1,967,540	—		—	1,967,540
Poland	28,679,677	—		—	28,679,677
Russia	39,748,125	—		—	39,748,125
Singapore	9,376,270	—		—	9,376,270
South Africa	41,029,858	—		—	41,029,858
South Korea	196,348,441	—		—	196,348,441
Taiwan	250,414	157,305,542	†	—	157,555,956
Thailand	31,877,192	—		—	31,877,192
Turkey	36,740,676	—		—	36,740,676

Total Common Stock	752,758,549	160,168,517		3	912,927,069

Preferred Stock	18,071,670	—		—	18,071,670
Right	—	5,112		—	5,112
Short-Term Investment	4,085,245	—		—	4,085,245

Total Investments in Securities	$774,915,464	$160,173,629		$3	$935,089,096

†	Represents securities trading primarily outside of the United States the values of which were adjusted because the securities’ primary exchange was closed on January 31, 2011.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2011
(Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Common Stock
Beginning balance as of November 1, 2010	$923,772
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	923,769

Ending balance as of January 31, 2011	$3

Of the Level 1 investments presented above, equity investments amounting to $160,168,517 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 89.2%

		Face
		Amount
		(000)(1)	Value
Argentina — 10.1%
Argentina Bonos
7.000%, 10/03/15		160	$149,888
3.000%, 09/10/15(d)	ARS	1,170	328,418
2.000%, 09/30/14(c)	ARS	395	161,493
Argentina Government International Bond
7.891%, 12/15/35(c)	ARS	5,700	216,187
Argentine Republic Government International Bond
8.750%, 06/02/17		195	196,950

			1,052,936

Belize — 1.9%
Belize Government International Bond
6.000%, 02/20/29(b)		219	192,368

Brazil — 6.8%
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/13	BRL	215	254,257

Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/17	BRL	225	119,745
10.000%, 01/01/14	BRL	259	144,865
10.000%, 01/01/21	BRL	377	191,936

			710,803

Chile — 1.0%
Chile Government International Bond
5.500%, 08/05/20	CLP	50,000	105,052

Colombia — 3.0%
Colombia Government International Bond
12.000%, 10/22/15	COP	465,000	311,752

Congo — 1.1%
Republic of Congo
3.000%, 06/30/13(b)		190	112,100

Dominican Republic — 4.0%
Dominican Republic International Bond
14.000%, 02/10/12(a)	DOP	15,000	414,115

Egypt — 0.8%
Egypt Government International Bond
8.750%, 07/18/12(a)	EGP	550	88,047

Finland — 4.8%
Municipality Finance MTN
14.000%, 08/07/15	TRY	130	95,398
5.130%, 12/28/12	PLN	1,130	399,970

			495,368

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
CORPORATE OBLIGATIONS — continued

		Face
		Amount
		(000)(1)	Value
Hungary — 4.7%
Hungary Government Bond
8.000%, 02/12/15	HUF	37,880	$196,038
6.500%, 06/24/19	HUF	15,090	71,857
6.000%, 11/24/23	HUF	48,100	215,302

			483,197

Indonesia — 4.0%
European Bank for Reconstruction & Development MTN
6.750%, 02/19/13	IDR	2,500,000	276,222
Indonesia Government International Bond
7.750%, 01/17/38(a)		120	141,750

			417,972

Ivory Coast — 0.5%
Ivory Coast Government International Bond
2.500%, 12/31/32(a) (e)		150	54,000

Malaysia — 2.8%
Malaysia Government Bond
4.498%, 04/15/30	MYR	255	82,091
4.378%, 11/29/19	MYR	605	203,684

			285,775

Mexico — 8.7%
Mexican Bonos
8.500%, 05/31/29	MXN	1,130	97,672
8.500%, 11/18/38	MXN	2,240	191,576
8.000%, 12/17/15	MXN	4,470	392,116
Mexican Udibonos
15.830%, 12/19/13	MXN	575	224,947

			906,311

Netherlands — 1.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
7.320%, 03/03/15(f)	TRY	315	140,107

Nigeria — 3.7%
International Bank for Reconstruction & Development
7.250%, 11/22/11	NGN	60,000	385,801

Peru — 1.4%
Peruvian Government International Bond
8.200%, 08/12/26(a)	PEN	350	149,632

Philippines — 1.1%
Philippine Government International Bond
4.950%, 01/15/21	PHP	5,000	113,836

Russia — 3.8%
European Investment Bank MTN
6.250%, 06/14/12	RUB	11,710	396,961

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
CORPORATE OBLIGATIONS — continued

		Face
		Amount
		(000)(1)	Value
South Africa — 11.1%
Eskom Holdings
5.750%, 01/26/21(a)		200	$195,000
South Africa Government Bond
13.500%, 09/15/15	ZAR	3,225	544,792
10.500%, 12/21/26	ZAR	1,390	222,818
8.000%, 12/21/18	ZAR	1,385	187,065

			1,149,675

Thailand — 4.5%
Thailand Government Bond
5.625%, 01/12/19	THB	5,225	191,042
4.875%, 06/22/29	THB	7,785	273,020

			464,062

Uruguay — 2.4%
Uruguay Government International Bond
5.000%, 09/14/18	UYU	4,261	244,254

Venezuela — 5.7%
Petroleos de Venezuela
4.900%, 10/28/14		395	257,935
Venezuela Government International Bond
10.750%, 09/19/13		350	333,375

			591,310

TOTAL CORPORATE OBLIGATIONS (Cost $9,313,059)			9,265,434

WARRANT — 2.3%
Central Bank of Nigeria, Expires 11/15/20*		1,250	237,500

TOTAL WARRANT (Cost $242,500)			237,500

SHORT-TERM INVESTMENT — 1.1%

Union Bank N.A. Diversified Money Market Fund, Fiduciary Shares 0.130% (g) (Cost $115,818)		115,818	115,818

TOTAL INVESTMENTS— 92.6% (Cost $9,671,377) †			$9,618,752

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
The following forward foreign currency contracts were outstanding as of January 31, 2011:

						Unrealized
Maturity					Contract	Appreciation
Date	Currency to Receive		Currency to Deliver		Value	(Depreciation)
2/17/2011	BRL	812,465	USD	(471,000)	485,584	14,584
2/18/2011	CLP	45,129,600	USD	(96,000)	93,552	(2,448)
12/23/2011	CNY	3,907,200	USD	(600,000)	603,185	3,185
6/16/2011	COP	492,960,000	USD	(260,000)	265,406	5,406
4/11/2011	CZK	1,922,193	EUR	(78,000)	108,815	2,146
4/18/2011	EUR	78,628	USD	(105,000)	107,519	2,519
2/18/2011	HUF	92,747,550	USD	(449,000)	464,052	15,052
3/21/2011	IDR	7,674,255,000	USD	(843,000)	842,395	(605)
3/9/2011	INR	4,599,000	USD	(100,000)	99,758	(242)
4/4/2011	KRW	113,500,000	USD	(100,000)	101,510	1,510
3/22/2011	MXN	7,369,521	USD	(590,000)	605,276	15,276
2/28/2011	MYR	2,650,313	USD	(847,000)	867,624	20,624
3/14/2011	PEN	748,467	USD	(267,000)	269,980	2,980
3/15/2011	PLN	2,129,400	USD	(700,000)	738,785	38,785
4/27/2011	RUB	10,510,500	USD	(350,000)	350,173	173
3/22/2011	SGD	131,683	USD	(100,000)	103,005	3,005
2/10/2011	THB	28,128,383	USD	(932,000)	911,154	(20,846)
3/14/2011	TRY	1,299,802	USD	(819,000)	806,263	(12,738)
3/8/2011	TWD	2,970,000	USD	(100,000)	102,309	2,309
6/22/2011	UAH	4,104,045	USD	(495,000)	507,089	12,089
2/17/2011	USD	156,000	BRL	(261,955)	156,562	(562)
2/18/2011	USD	95,000	CLP	(46,051,250)	95,463	(463)
2/28/2011	USD	121,337	HUF	(25,320,740)	126,689	(5,352)
3/21/2011	USD	40,000	IDR	(364,600,000)	40,022	(22)
3/22/2011	USD	319,542	MXP	(3,955,247)	324,853	(5,312)
2/10/2011	USD	342,945	THB	(10,438,469)	338,131	4,815
3/14/2011	USD	149,529	TRY	(232,816)	144,415	5,114
2/2/2011	USD	383,369	TRY	(615,998)	384,254	(885)
3/22/2011	USD	283,000	ZAR	(1,978,914)	273,321	9,679
3/22/2011	ZAR	980,090	USD	(143,000)	135,367	(7,633)

						102,143

The counterparty for all of the outstanding foreign currency contracts held by the Fund as of January 31, 2011 was UBS.
Currency Legend

ARS	Argentine peso

BRL	Brazilian Real

CLP	Chilean Peso

CNY	China Yuan Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican peso

EGP	Egyptian pound

EUR	Euro Dollar

HUF	Hungary Forint

IDR	Indonesia Rupiah

INR	Indian Rupee

KRW	Republic of Korean Won

MXN	Mexican Peso

MYR	Malaysia Dollar

NGN	Nigerian naira

PEN	Peru Inti

PHP	Philippine peso

PLN	Polish Zloty

RUB	Russian Federation Rouble

SGD	Singapore Dollar

THB	Thailand Baht

TRY	New Turkish Lira

TWD	Taiwan Dollar

UAH	Ukraine Hryvna

USD	U.S. Dollar

UYU	Uruguayan peso

ZAR	South African Rand

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)

Percentages are based on Net Assets of $10,389,107.

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2011, the value of these securities amounted to $1,043,544, representing 10.0% of the net assets of the Fund.

(b)	Step Bond — Rate shown is the rate in effect as of January 31, 2011.

(c)	Variable Rate Security — Rate shown is the rate in effect as of January 31, 2011.

(d)	Floating Rate Security — Rate shown is the rate in effect as of January 31, 2011.

(e)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(f)	Zero Coupon Bond. The rate reported is the effective yield as of January 31, 2011.

(g)	The rate reported is the 7-day effective yield as of January 31, 2011.

MTN — Medium Term Note

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $9,671,377, and the unrealized appreciation and depreciation were $134,529 and $(187,154), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
The summary of inputs used to value the Fund’s net assets as of January 31, 2011 was as follows:

Investments
in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations

Argentina	$—	$1,052,936	$—	$1,052,936
Belize	—	192,368	—	192,368
Brazil	—	710,803	—	710,803
Chile	—	105,052	—	105,052
Columbia	—	311,752	—	311,752
Congo	—	112,100	—	112,100
Dominican Republic	—	414,115	—	414,115
Egypt	—	88,047	—	88,047
Finland	—	495,368	—	495,368
Hungary	—	483,197	—	483,197
Indonesia	—	417,972	—	417,972
Ivory Coast	—	54,000	—	54,000
Malaysia	—	285,775	—	285,775
Mexico	—	906,311	—	906,311
Netherlands	—	140,107	—	140,107
Nigeria	—	385,801	—	385,801
Peru	—	149,632	—	149,632
Philippines	—	113,836	—	113,836
Russia	—	396,961	—	396,961
South Africa	—	1,149,675	—	1,149,675
Thailand	—	464,062	—	464,062
Uruguay	—	244,254	—	244,254
Venezuela	—	591,310	—	591,310

Total Corporate Obligations	—	9,265,434	—	9,265,434
Warrant	—	237,500	—	237,500
Short-Term Investment	115,818	—	—	115,818

Total Investments in Securities	$115,818	$9,502,934	$—	$9,618,752

Other Financial Instruments
Forward Contracts*	—	102,143	—	102,143

Total Other Financial Instruments	$—	$102,143	$—	$102,143

*	Forward Contracts are valued at the net unrealized appreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.
For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Fund that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2011
(Unaudited)
values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and may request that a meeting of the Committee be held.
If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
• Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and
• Level 3—Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
ACA-QH-003-0800

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011